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                             LETTERHEAD AND LOGO OF
                     JEFFERSON PILOT FINANCIAL APPEARS HERE

                                                              May 7, 2001


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

       RE: JPF SEPARATE ACCOUNT A
           FILE NO. 333-44228

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

       (1) the form of the prospectus that would have been filed under paragraph
           (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

       (2) the text of the most recent Post-Effective Amendment was electronically filed on April 27, 2001.

If you have any questions, please call me at (603) 229-6140. Thank you.

                                                             Sincerely,

                                                             /s/Charlene Grant

                                                             Charlene Grant